CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Cash Flows from Operating Activities
Net loss		$ (605)	$ (3,885)	$ (1,222)	$ (3,102)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation		236	391	426	798
Amortization of deferred loan charges		0	0	0	27
Amortization of unfavorable and favorable contracts		58	(21)	134	(43)
Share of results from associated companies		90	(149)	115	(174)
Impairment of investments		0	0	302	841
Share-based compensation expense		0	3	5	7
Loss on disposals		0	0	0	245
Interest unwind on contingent consideration assets		0	(7)	0	(27)
Unrealized loss/(gain) related to derivative financial instruments		31	4	37	(76)
Loss on impairment of long-lived assets		0	414	0	696
Deferred tax (benefit)/expense		(22)	0	(61)	7
Unrealized foreign exchange gain on long-term debt		0	0	0	59
Amortization of discount on debt		23	0	36	0
Gain on derecognition of investment in associated company		0	0	0	(10)
Impairment of convertible bond from related party	[1]	0	0	11	0
Net loss/(gain) on debt extinguishment		0	0	22	(19)
Unrealized loss on marketable securities		64	3	46	0
Non-cash gain on liabilities subject to compromise		0	(2,977)	0	0
Fresh start valuation adjustments		0	6,142	0	0
Other re-organization items		0	6	0	1,274
Other		(3)	(1)	(3)	(2)
Other cash movements in operating activities
Distributions received from associated companies		32	17	11	39
Payments for long-term maintenance		(71)	(78)	(114)	(58)
Settlement of payment-in-kind interest on Senior Secured Notes		0	0	(39)	0
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable		64	29	35	167
Trade accounts payable		(31)	4	4	(9)
Prepaid expenses/accrued revenue		12	42	(1)	(66)
Deferred revenue		21	(23)	13	(107)
Related party receivables		7	(13)	(43)	(42)
Related party payables		54	(42)	(3)	(44)
Other assets		(20)	(62)	(12)	93
Other liabilities		34	(10)	45	(75)
Net cash (used in)/provided by operating activities		(26)	(213)	(256)	399
Cash Flows from Investing Activities
Additions to newbuildings		0	(1)	0	(33)
Additions to drilling units and equipment		(27)	(48)	(48)	(59)
Refund of yard installments		0	0	0	25
Contingent consideration received		65	48	32	95
Settlement of West Mira		0	0	0	170
Sale of rigs and equipment		0	126	0	122
Buyout of guarantee		0	0	0	(28)
Investment in associated companies		0	0	(25)	0
Payments received from loans granted to related parties		23	24	15	66
Net cash (used in)/provided by investing activities		61	149	(26)	358
Cash Flows from Financing Activities
Proceeds from debt		0	875	0	0
Repayments of secured credit facilities		(83)	(153)	(34)	(754)
Redemption of Senior Secured Notes		(121)	0	(333)	0
Debt fees paid		(4)	(35)	0	(53)
Repayments of debt to related party		0	0	0	(39)
Proceeds from issuance of shares		0	200	0	0
Net cash (used in)/provided by financing activities		(208)	887	(367)	(846)
Effect of exchange rate changes on cash and cash equivalents		(1)	(5)	3	5
Net (decrease)/increase in cash and cash equivalents, including restricted cash		(174)	818	(646)	(84)
Cash and cash equivalents, including restricted cash, at beginning of the year		2,177	1,359	2,003	1,443
Cash and cash equivalents, including restricted cash, at the end of year		2,003	2,177	1,357	1,359
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest		(178)	(38)	(391)	(264)
Taxes paid		$ (16)	$ (22)	$ (36)	$ (119)

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".